Note 10 - Reportable Business Segments (Tables)	3 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
	Consumer	Commercial	Corporate and shared services	Consolidated

Sales	$371,796	$221,338	$-	$593,134
Cost of goods sold	185,441	138,556	-	323,997
Gross margin	186,355	82,782	-	269,137
Depreciation of property and equipment	2,661	26	-	2,687
Amortization of intangible assets	3,704	888	-	4,592
Administrative expenses	8,461	5,835	25,657	39,953
Selling and marketing expenses	27,556	19,403	-	46,959
Other operating expenses	9,115	3,517	-	12,632
Segment profit (loss) for the period	$134,858	$53,113	$(25,657)	$162,314
Finance costs				(21,853)
Unrealized gain of derivative instruments and other				77,349
Realized loss of derivative instruments				(134,446)
Other income, net				(632)
Provision for income taxes				(634)
Profit for the period from continuing operations				$82,098
Loss from discontinued operations				(2,948)
Profit for the period				79,150
Capital expenditures	$1,521	$165	$-	$1,686

As at June 30, 2020
Total goodwill	$170,854	$98,748	$-	$269,602
Total assets	$859,268	$252,699	$-	$1,111,967
Total liabilities	$1,383,132	$139,531	$-	$1,522,663
	Consumer	Commercial	Corporate and shared services	Consolidated

Sales	$409,998	$260,167	$-	$670,165
Cost of goods sold	259,260	198,681	-	457,941
Gross margin	150,738	61,486	-	212,224
Depreciation of property and equipment	2,950	38	-	2,988
Amortization of intangible assets	7,680	692	-	8,372
Administrative expenses	11,234	6,152	23,417	40,803
Selling and marketing expenses	41,798	19,906	-	61,704
Other operating expenses	22,969	1,436	-	24,405
Segment profit (loss) for the period	$64,107	$33,262	$(23,417)	$73,952
Finance costs				(23,546)
Unrealized loss of derivative instruments and other				(241,999)
Realized loss of derivative instruments				(79,932)
Other income				(740)
Recovery of income taxes				2,294
Loss for the period from continuing operations				$(269,971)
Loss from discontinued operations				(5,189)
Loss for the period				(275,160)
Capital expenditures	$9,170	$749	$-	$9,919

As at June 30, 2019
Total goodwill	$172,072	$165,324	$-	$337,396
Total assets	$1,117,435	$419,380	$-	$1,536,815
Total liabilities	$1,713,787	$204,250	$-	$1,918,037

Disclosure of geographical areas [text block]
	Three months ended	Three months ended
	June 30, 2020	June 30, 2019
Canada	$58,147	$75,485
U.S.	534,987	594,680
Total	$593,134	$670,165
	As at June 30, 2020	As at March 31, 2020
Canada	$232,219	$233,678
United States	154,073	166,074
Total	$386,292	$399,752